Net income per share attributable to common stockholders	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Net income per share attributable to common stockholders

8. Net income per share attributable to common stockholders

Basic and diluted net income per share attributable to common stockholders is presented in conformity with the two-class method required for participating securities. The Company considers its redeemable convertible preferred stock to be participating securities. Prior to December 20, 2012, the holders of the Company’s Series A preferred stock were entitled to receive cumulative dividends at the annual rate of 8% per share per annum, payable prior and in preference to any dividends on any shares of the Company’s common stock. In the event a dividend was paid on common stock, the holders of preferred stock were entitled to a proportionate share of any such dividend as if they were holders of common stock (on an as-if converted basis). All participating dividends paid on the Series A preferred stock reduced accrued past or future preferred dividends by such amount. On December 20, 2012, the Company’s Series A preferred stock was modified to eliminate the 8% cumulative dividend. The holders of the Series A preferred stock do not have a contractual obligation to share in losses. In addition, the Company considers shares issued upon the early exercise of options subject to repurchase and non-vested restricted shares to be participating securities, as the holders of these shares have a nonforfeitable right to dividends. In accordance with the two-class method, earnings allocated to these participating securities and the related number of outstanding shares of the participating securities, which include contractual participation rights in undistributed earnings, have been excluded from the computation of basic and diluted net income (loss) per share attributable to common stockholders.

Under the two-class method, net income attributable to common stockholders after deduction of preferred stock dividends is determined by allocating undistributed earnings between the common stock and the participating securities based on their respective rights to receive dividends. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. Basic net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding during the period. All participating securities are excluded from basic weighted-average common shares outstanding. Diluted net income per share attributable to common stockholders is computed by dividing the net income attributable to common stockholders by the weighted-average number of common shares outstanding, including all potentially dilutive common shares, if the effect of each class of potential shares of common stock is dilutive.

Class A common stock and Class B common stock (unaudited)

In June 2014, the Company filed a Restated Certificate of Incorporation which established two classes of authorized common stock: Class A common stock and Class B common stock. As a result, all outstanding shares of common stock were converted into shares of Class B common stock. The rights of the holders of Class A and Class B common stock are identical, except with respect to voting and conversion. Each share of Class A common stock is entitled to one vote per share and each share of Class B common stock is entitled to ten votes per share. Each share of Class B common stock is convertible at any time at the option of the stockholder into one share of Class A common stock and has no expiration date. The Class B common stock is also convertible into Class A common stock on the same basis upon any transfer, whether or not for value, except for “Permitted Transfers” as defined in the Company’s Restated Certificate of Incorporation. Each share of Class B common stock will convert automatically into one share of Class A common stock upon the date when the outstanding shares of Class B common stock represent less than 10% of the aggregate number of shares of common stock then outstanding.

The undistributed earnings are allocated based on the contractual participation rights of the Class A and Class B common shares as if the earnings for the year have been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. The computation of the diluted net income (loss) per share of Class A common stock assumes the conversion of Class B common stock, while diluted net income (loss) per share of Class B common stock does not assume the conversion of Class A common stock as Class A common stock is not convertible into Class B common stock.

The following table presents the calculations of basic and diluted net income per share attributable to common stockholders:

	Year ended December 31,			Nine months ended September 30,
(in thousands, except per share amounts)	2011 Common	2012 Common	2013 Common	2013 Common	2014 Class A	2014 Class B

					(unaudited)

Numerator:
Allocation of net income	$24,612	$32,262	$60,578	$16,849	$417	$5,411
Less: common stock distributed earnings	(5,071)	(84,828)	—	—	—	—

Less: preferred stock distributed earnings, including accumulated accretion	(5,815)	(26,927)	—	—	—	—

Less: unvested early exercised options and restricted stock distributed earnings	—	(454)	—	—	—	—

Less: undistributed earnings allocable to:
holders of preferred stock	—	—	(16,521)	(4,601)	(72)	(932)
holders of unvested early exercised options and restricted stock	—	—	(206)	(52)	(1)	(17)

Undistributed net income (loss) attributable to common stockholders—basic	$13,726	$(79,947)	$43,851	$12,196	$344	$4,462

Add: adjustments to net income for dilutive securities allocable to:
holders of preferred stock	—	—	2,281	631	10	128
holders of unvested early exercised options and restricted stock	—	—	28	7	—	2

Reallocation of undistributed earnings as a result of conversion of Class B to Class A	—	—	—	—	4,462	—
Undistributed net income (loss) attributable to common stockholders—diluted	$13,726	$(79,947)	$46,160	$12,834	$4,816	$4,592

Distributed earnings to common stockholders	$5,071	$84,828	$—	$—	$—	$—

Denominator:
Weighted-average common shares—basic	73,481	74,226	81,018	80,914	6,941	89,964
Conversion of Class B to Class A common stock outstanding	—	—	—	—	89,964	—
Effect of potentially dilutive securities:
Stock options and RSUs	5,070	—	17,923	17,757	18,673	18,621

Weighted-average common shares—diluted	78,551	74,226	98,941	98,671	115,578	108,585

Net income per share attributable to common stockholders:
Distributed earnings—basic	$0.07	$1.15	$—	$—	$—	$—
Undistributed earnings—basic	0.19	(1.08)	0.54	0.15	0.05	0.05

Basic net income per share	$0.26	$0.07	$0.54	$0.15	$0.05	$0.05

Distributed earnings—diluted	$0.06	$1.15	$—	$—	$—	$—
Undistributed earnings—diluted	0.18	(1.08)	0.47	0.13	0.04	0.04

Diluted net income per share	$0.24	$0.07	$0.47	$0.13	$0.04	$0.04

The following potentially dilutive shares of common stock subject to options, unvested stock awards and redeemable convertible preferred stock were not included in the calculation of diluted shares outstanding as the effect would have been anti-dilutive:

	Year ended December 31,			Nine months ended September 30,
(in thousands)	2011	2012	2013	2013	2014

				(unaudited)
Series A redeemable convertible preferred stock	28,744	30,523	30,523	30,523	20,237
Stock options	7,107	24,402	1,409	1,080	2,871
Unvested stock awards and stock options	2	432	380	346	376

	35,853	55,357	32,312	31,949	23,484